Real Estate Inventories and Capitalized Interest - Inventory Impairment (Details) $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Real Estate [Line Items]
Home sales impairments		$ 2,350	$ 0	$ 0	$ 0	$ 2,350	$ 0	$ 0
Land sale impairment		$ 1,150	$ 0	$ 0	$ 0	1,150	0	0
Inventory impairments						3,500	0	0
Remaining carrying value of inventory impaired at year end						$ 30,225	$ 0	$ 0
Number of projects impaired during the year						3	0	0
Total number of projects subject to periodic impairment review during the year (1)	26				19	27	18	14
Minimum [Member]
Real Estate [Line Items]
Discount rate						10.00%
Maximum [Member]
Real Estate [Line Items]
Discount rate						14.00%